Shareholder remuneration system and earnings per share - Distributions (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	6 Months Ended
	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Shareholder remuneration system and earnings per share
Dividends paid, % of par value		5.50%	0.00%
Dividends paid, other shares, % of par value		0.00%	0.00%
Dividends paid, ordinary and other shares, % of par value		5.50%	0.00%
Dividends paid out of profit, % of par value		0.00%	0.00%
Dividends paid with a charge to reserves or share premium, % of par value		5.50%	0.00%
Dividend in kind, % of par value		0.00%	0.00%
Flexible payment, % of par value		0.00%	0.00%
Total remuneration paid (eur per share)		€ 0.0275	€ 0
Dividends paid, other shares (eur per share)		0	0
Dividends paid, ordinary and other shares (eur per share)		0.0275	0
Dividends paid out of profit (eur per share)		0	0
Dividends paid with a charge to reserves or share premium (eur per share)		0.0275	0
Dividend in kind (eur per share)		0	0
Flexible payment (eur per share)		€ 0	€ 0
Dividends paid, ordinary shares		€ 477	€ 0
Dividends paid, other shares		0	0
Dividends paid, ordinary and other shares		477	0
Dividends paid out of profit		0	0
Dividends paid with a charge to reserves or share premium		477	0
Dividend in kind		0	0
Flexible payment		0	0
Total dividend equivalent (in eur per share)	€ 2.75
Dividends recognised as distributions to owners		€ 824	€ 279